Other Assets - Summary of Detailed Information About Other Current Assets (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Miscellaneous current assets [abstract]
Prepayments	$ 1,202,826	$ 1,461,078
Accrued income	388	190
Other Assets, Net	$ 1,203,214	$ 1,461,268